Accrued Expenses and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
Compensation and benefits costs	$3,993	$4,554
Restructuring charges	—	2,362
Research and development expenses	2,800	6,726
Consulting and professional services	1,909	1,083
Other liabilities	876	772
	$9,578	$15,497